BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
BALANCE SHEET COMPONENTS
BALANCE SHEET COMPONENTS
4.	BALANCE SHEET COMPONENTS

Inventory, net

As of September 30, 2025 and December 31, 2024, inventory, net of reserve, consisted of the following (in thousands):

	September 30,	December 31,
	2025	2024
Finished goods	$2,016	$2,970
Raw materials	366	303
Allowance for excess and obsolete inventory	(35)	(35)
Total inventory	$2,346	$3,238

Prepaid and other current assets

Prepaid expenses and other current assets consisted of the following at September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Advances to suppliers	$1,185	$669
Deferred software costs	346	471
Prepaid operating expense	1,574	1,093
Total prepaid expenses and other current assets	$3,106	$2,233

Accrued expenses and other liabilities

Accrued expenses and other current liabilities consisted of the following at September 30, 2025 and December 31, 2024 (in thousands):

	September 30,	December 31,
	2025	2024
Accrued purchases	$685	$685
Accrued compensation	2,400	2,074
Other current liabilities	2,219	2,606
Total accrued expenses and other current liabilities	$5,304	$5,365

4.	BALANCE SHEET COMPONENTS

Inventory, net

As of December 31, 2024 and 2023, inventory, net of reserve consisted of the following (in thousands):

	December 31,	December 31,
	2024	2023
Finished goods	$2,935	$3,266
Raw materials	303	269
Total inventory	$3,238	$3,535

The Company writes down inventory for obsolete inventory items and when the net realizable value of inventory items is less than their carrying value. The Company wrote down inventory of $0.4 million and $0.9 million during the years ended December 31, 2024 and 2023, respectively.

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following at December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Advances to suppliers	$670	$797
Deferred software costs	471	382
Prepaid operating expense	1,093	796
Total prepaid expenses and other current assets	$2,233	$1,975

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2024 and 2023 (in thousands):

	December 31,	December 31,
	2024	2023
Accrued purchases	$685	$4,361
Accrued compensation	2,074	2,315
Other current liabilities	2,606	2,553
Total accrued expenses and other current liabilities	$5,365	$9,229